Finance and operating leases	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Finance and operating leases	Finance and operating leases
As a lessee, the Company has finance and operating leases for heavy equipment, shop facilities, vehicles and office facilities. These leases have terms of 1 to 15 years, with options to extend on certain leases for up to five years. The Company generates operating lease income from the sublease of certain office facilities and heavy equipment rentals.
a) Minimum lease payments and receipts
The future minimum lease payments and receipts from non-cancellable leases as at December 31, 2023, for the periods shown are as follows:

	Payments		Receipts
For the year ending December 31,	Finance Leases	Operating Leases	Operating leases
2024	$25,697	$2,307	$683
2025	14,307	1,727	—
2026	9,721	1,579	—
2027	6,094	1,381	—
2028 and thereafter	2,081	9,358	—
Total minimum lease payments	$57,900	$16,352	$683
Less: amount representing interest	(5,049)	(3,303)
Carrying amount of minimum lease payments	$52,851	$13,049
Less: current portion	(23,691)	(1,742)
Long term	$29,160	$11,307
b) Lease expenses and income

Year ended December 31,	2023	2022
Short-term lease expense	$15,305	$23,003
Operating lease expense	3,007	4,588
Operating lease income	(6,182)	(6,831)
During the year ended December 31, 2023, depreciation of equipment under finance leases was $11,194 (December 31, 2022 - $18,573).
c) Supplemental information

	December 31, 2023	December 31, 2022
Weighted-average remaining lease term (in years):
Finance leases	2.6	1.9
Operating leases	10.3	10.2
Weighted-average discount rate:
Finance leases	5.19%	3.53%
Operating leases	4.59%	4.64%

Finance and operating leases	Finance and operating leases
As a lessee, the Company has finance and operating leases for heavy equipment, shop facilities, vehicles and office facilities. These leases have terms of 1 to 15 years, with options to extend on certain leases for up to five years. The Company generates operating lease income from the sublease of certain office facilities and heavy equipment rentals.
a) Minimum lease payments and receipts
The future minimum lease payments and receipts from non-cancellable leases as at December 31, 2023, for the periods shown are as follows:

	Payments		Receipts
For the year ending December 31,	Finance Leases	Operating Leases	Operating leases
2024	$25,697	$2,307	$683
2025	14,307	1,727	—
2026	9,721	1,579	—
2027	6,094	1,381	—
2028 and thereafter	2,081	9,358	—
Total minimum lease payments	$57,900	$16,352	$683
Less: amount representing interest	(5,049)	(3,303)
Carrying amount of minimum lease payments	$52,851	$13,049
Less: current portion	(23,691)	(1,742)
Long term	$29,160	$11,307
b) Lease expenses and income

Year ended December 31,	2023	2022
Short-term lease expense	$15,305	$23,003
Operating lease expense	3,007	4,588
Operating lease income	(6,182)	(6,831)
During the year ended December 31, 2023, depreciation of equipment under finance leases was $11,194 (December 31, 2022 - $18,573).
c) Supplemental information

	December 31, 2023	December 31, 2022
Weighted-average remaining lease term (in years):
Finance leases	2.6	1.9
Operating leases	10.3	10.2
Weighted-average discount rate:
Finance leases	5.19%	3.53%
Operating leases	4.59%	4.64%